Borrowings	12 Months Ended
Jun. 30, 2025
Borrowings
Borrowings

22.          Borrowings

The breakdown and the fair value of the Group borrowings as of June 30, 2025 and 2024 was as follows:

	Book value		Fair value
	06.30.2025	06.30.2024	06.30.2025	06.30.2024
Non-convertible notes	1,101,673	1,026,693	1,094,559	995,222
Bank loans	208,780	59,609	208,780	59,609
Bank overdrafts	14,435	46,221	14,435	46,221
Others	18,224	14,256	18,224	14,256
Total borrowings	1,343,112	1,146,779	1,335,998	1,115,308

Non-current	807,352	663,070
Current	535,760	483,709
Total	1,343,112	1,146,779

As of June 30, 2025 and 2024, total borrowings include collateralized liabilities (seller financing and bank loans) of ARS 188,379 and ARS 157,481, respectively. These borrowings are mainly collateralized by trading properties of the Group (Note 11).

The terms of the loans include standard covenants for this type of financial operations. As of the date of these Consolidated Financial Statements, the Group has complied with the covenants contemplated in its respective loan agreements.

The maturity of the Group's borrowings is as follows:

	06.30.2025	06.30.2024

Capital:
Less than one year	510,491	454,899
Between 1 and 2 years	171,963	336,884
Between 2 and 3 years	188,438	186,985
Between 3 and 4 years	8,135	107,956
Between 4 and 5 years	69,604	10,154
More than 5 years	346,421	20,478
	1,295,052	1,117,356
Accrued interest:
Less than one year	25,269	28,810
Between 1 and 2 years	1,353	4
Between 2 and 3 years	17,954	-
Between 3 and 4 years	5	609
Between 4 and 5 years	-	-
More than 5 years	3,479	-
	48,060	29,423
	1,343,112	1,146,779

The following table shows a detail of evolution of borrowing during the years ended June 30, 2025 and 2024:

	06.30.2025	06.30.2024
Balance at the beginning of the year	1,146,779	1,357,396
Borrowings	871,196	456,477
Payment of borrowings	(584,461)	(445,457)
(Payment) / collection of short term loans, net	(11,201)	45,380
Incorporation by business combination (i)	6,644	-
Interests paid	(95,356)	(178,537)
Accrued interests	85,359	198,268
Currency translation adjustment and exchange differences, net	102,213	300,346
Inflation adjustment	(177,378)	(589,079)
Reclassifications and other movements	(683)	1,985
Balance at the end of the year	1,343,112	1,146,779

(i) See Note 4 Acquisition Nova Horizonte

The following tables shows a breakdown of Group’s borrowing by type of fixed-rate and floating-rate, per currency denomination and per functional currency of the subsidiary that holds the loans for the fiscal years ended June 30, 2025 and 2024:

	06.30.2025
	Argentine Peso	Brazilian Reais	Uruguayan Peso	Total
Fixed rate:
Argentine Peso	25,231	-	-	25,231
Brazilian Reais	-	61,441	-	61,441
US Dollar	1,115,445	27,649	1,680	1,144,774
Subtotal fixed-rate borrowings	1,140,676	89,090	1,680	1,231,446
Floating rate:
Brazilian Reais	-	111,275	-	111,275
US Dollar	391	-	-	391
Subtotal floating rate borrowings	391	111,275	-	111,666
Total borrowings	1,141,067	200,365	1,680	1,343,112

	06.30.2024
	Argentine Peso	Brazilian Reais	Uruguayan Peso	Total
Fixed rate:
Argentine Peso	54,174	-	-	54,174
Brazilian Reais	-	42,425	-	42,425
US Dollar	819,175	1,818	5,289	826,282
Subtotal fixed-rate borrowings	873,349	44,243	5,289	922,881
Floating rate:
Argentine Peso	103,660	-	-	103,660
Brazilian Reais	-	120,238	-	120,238
Subtotal floating rate borrowings	103,660	120,238	-	223,898
Total borrowings	977,009	164,481	5,289	1,146,779

The following describes the debt issuances made by the Group for the years ended June 30, 2025, and 2024:

Entity	Class	Issuance / expansion date	Amount in original currency	Maturity date	Interest rate	Principal payment	Interest payment
CRESUD	Series XLIII	jan-24	ARS 19,886.02	1/17/2025	Badlar + 0.00%	At expiration	Quarterly
CRESUD	Series XLIV	jan-24	USD 39.77	1/17/2027	6.00%	At expiration	Semi-annually
CRESUD	Series XLV	apr-24	USD 10.20	8/22/2026	6.00%	At expiration	Semi-annually and last one quarterly
CRESUD	Series XLVI	jul-24	USD 28.55	7/18/2027	1.50%	At expiration	Semi-annually
CRESUD	Series XLVII	nov-24	USD 64.42	11/15/2028	7.00%	At expiration	Semi-annually
IRSA	Series XVIII	feb-24	USD 21.41	2/28/2027	7.00%	At expiration	Semi-annually
IRSA	Series XIX	feb-24	ARS 26,203.85	2/28/2025	Badlar + 0.99%	At expiration	Quarterly
IRSA	Series XX	jun-24	USD 23.02	6/10/2026	6.00%	At expiration	Semi-annually
IRSA	Series XXI	jun-24	ARS 17,012.71	6/10/2025	Badlar + 4.50%	At expiration	Quarterly
IRSA	Series XXII	oct-24	USD 15.80	10/23/2027	5.75%	At expiration	Semi-annually
IRSA	Series XXIII	oct-24	USD 51.47	10/23/2029	7.25%	At expiration	Semi-annually
IRSA	Series XXIV	mar-25	USD 300.45	3/31/2035	8.00%	33% march-33 - 33% march-34 y 34% march-35	Semi-annually

Series XLVI Notes - CRESUD

On July 18, 2024, Cresud issued Notes on the local market for a total amount of USD 28.6 million. Below are the main characteristics of the issuance:

•       Series XLVI Notes: Denominated in dollars and payable in Argentina pesos at the applicable exchange rate for ARS 28.6 million at a fix rate of 1.5%. The principal will be paid at the expiration. The price of issuance was 100.0% of the nominal value.

Series XLVII Notes - CRESUD

On November 15, 2024, the Company issued Notes on the local market for a total amount of USD 64.4 million. Below are the main characteristics of the issuance:

•     Series XLVII Notes: Denominated in dollars for a total amount of USD 64.4 million at a fixed rate of 7.0%, with semiannual interest payments. The principal will be repaid in one instalment on the maturity date, November 15, 2028. The issuance price was 100% of the nominal value.

Local Notes Issuance – Series XXII & XXIII Notes - IRSA

On October 23, 2024, IRSA informed the results of the auction for two series of notes on the local market for a total amount of USD 67.3 million through the following instruments:

•       Series XXII: Denominated in dollars for USD 15.8 million, with 5.75% interest rate and semiannual interests’ payments (except for the first payment on July 23, 2025, and the last payment at maturity). The Capital amortization will be 100% at maturity, on October 23, 2027. The issuance price will be 100.0%.

•       Series XXIII: Denominated in dollars for USD 51.5 million, with 7.25% interest rate and semiannual interests’ payments (except for the first payment on July 23, 2025, and the last payment at maturity). The Capital amortization will be 100% at maturity, on October 23, 2029. The issuance price will be 100.0%.

Series XXIV Notes - IRSA

On March 31, 2025, IRSA issued Series XXIV Notes for a nominal value of USD 300 million.

The Series XXIV Notes were issued under New York Law, will mature on March 31, 2035, and will accrue interest at a fixed annual nominal rate of 8.00%, with interest payable semiannually on March 31 and September 30 of each year until maturity. The principal amortization will be made in three installments: (i) 33% of the principal on March 31, 2033, (ii) 33% of the principal on March 31, 2034, and (iii) 34% of the principal on March 31, 2035.

Of the amount issued, USD 242.2 million were subscribed in cash at an issuance price of 96.903% of the nominal value.

Additionally, USD 57.8 million resulted from the early exchange of Series XIV Notes, which had an early exchange consideration of 1.04 times the exchanged amount. Later, on April 11, 2025, because of the late exchange, USD 0.45 million were issued, with an exchange consideration of 1.0 times the exchanged amount. In the settlements corresponding to the exchange, accrued interest on Series XIV Notes was paid up to the issuance and settlement date, as applicable in each case.

On the settlement dates (early and late) of the exchange, partial cancellations of Series XIV Notes were made, leaving an outstanding amount of USD 85.2 million (on June 22, 2024, the first amortization of 17.5% was paid).

The Class XXIV Notes include certain financial covenants related to the incurrence of additional debt, restricted payments, limitations on transactions with affiliates, among others.